Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	3.60214%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$636,737.84

Principal:
Principal Collections	$11,823,550.09
Prepayments in Full	$5,059,406.75
Liquidation Proceeds	$77,397.76
Recoveries	$51,872.05
Sub Total	$17,012,226.65
Collections	$17,648,964.49

Purchase Amounts:
Purchase Amounts Related to Principal	$197,469.23
Purchase Amounts Related to Interest	$504.37
Sub Total	$197,973.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,846,938.09

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,846,938.09
Servicing Fee	$246,579.51	$246,579.51	$0.00	$0.00	$17,600,358.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,600,358.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,600,358.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,600,358.58
Interest - Class A-3 Notes	$78,852.58	$78,852.58	$0.00	$0.00	$17,521,506.00
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$17,310,830.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,310,830.42
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$17,240,753.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,240,753.42
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$17,191,403.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,191,403.42
Regular Principal Payment	$15,518,633.67	$15,518,633.67	$0.00	$0.00	$1,672,769.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,672,769.75
Residual Released to Depositor	$0.00	$1,672,769.75	$0.00	$0.00	$0.00
Total		$17,846,938.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,518,633.67
Total					$15,518,633.67

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,518,633.67	$35.88	$78,852.58	$0.18	$15,597,486.25	$36.06
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$15,518,633.67	$11.79	$408,955.16	$0.31	$15,927,588.83	$12.10

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$50,600,586.61	0.1170037	$35,081,952.94	0.0811200
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$247,390,586.61	0.1880025	$231,871,952.94	0.1762092

Pool Information
Weighted Average APR	2.647%	2.645%
Weighted Average Remaining Term	28.50	27.69
Number of Receivables Outstanding	20,906	20,303
Pool Balance	$295,895,409.50	$278,693,992.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$274,857,220.82	$259,080,565.89
Pool Factor	0.2076752	0.1956023

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$19,613,426.38
Targeted Overcollateralization Amount	$46,822,039.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,822,039.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$43,593.40
(Recoveries)		49	$51,872.05
Net Loss for Current Collection Period			$(8,278.65)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0336%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7012%
Second Prior Collection Period			0.7683%
Prior Collection Period			0.4828%
Current Collection Period			-0.0346%
Four Month Average (Current and Prior Three Collection Periods)			0.4794%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,544	$7,240,936.93
(Cumulative Recoveries)			$1,978,777.24
Cumulative Net Loss for All Collection Periods			$5,262,159.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3693%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,846.28
Average Net Loss for Receivables that have experienced a Realized Loss			$2,068.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	192	$3,591,070.51
61-90 Days Delinquent	0.19%	29	$522,326.76
91-120 Days Delinquent	0.04%	6	$123,799.76
Over 120 Days Delinquent	0.12%	12	$322,043.56
Total Delinquent Receivables	1.64%	239	$4,559,240.59

Repossession Inventory:
Repossessed in the Current Collection Period		5	$140,990.57
Total Repossessed Inventory		7	$186,547.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1484%
Prior Collection Period			0.1626%
Current Collection Period			0.2315%
Three Month Average			0.1808%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3474%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	October 2022
Payment Date	11/15/2022
Transaction Month	36

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$1,442,741.50
2 Months Extended	77	$1,442,388.92
3+ Months Extended	11	$153,015.11

Total Receivables Extended	162	$3,038,145.53

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer